Details of Significant Accounts - Changes in Liabilities from Financing Activities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance	$ 509,162		$ 528,757	$ 168,050
Changes in cash flow from financing activities	119,611		(94,203)	360,107
Additions			1,770
Changes in other non-cash items	50,249		(183)	600
Net exchange difference	(11,639)
Ending Balance	667,383	$ 23,767	509,162	528,757
Previous standard
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance			528,757
Ending Balance				528,757
Effect on initial application of IFRS16
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance			73,021
Ending Balance				73,021
Adjusted
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance			601,778
Ending Balance				601,778
Short-term borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance	46,000		46,000	46,000
Changes in cash flow from financing activities	(30,000)
Ending Balance	16,000	570	46,000	46,000
Short-term borrowings | Previous standard
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance			46,000
Ending Balance				46,000
Short-term borrowings | Adjusted
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance			46,000
Ending Balance				46,000
Long-term borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance	370,653		434,757	70,050
Changes in cash flow from financing activities	224,524		(56,425)	364,107
Changes in other non-cash items			(7,679)	600
Net exchange difference	(10,914)
Ending Balance	584,263	20,807	370,653	434,757
Long-term borrowings | Previous standard
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance			434,757
Ending Balance				434,757
Long-term borrowings | Adjusted
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance			434,757
Ending Balance				434,757
Financial lease liabilities
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance	92,509		48,000	52,000
Changes in cash flow from financing activities	(74,913)		(37,778)	(4,000)
Additions			1,770
Changes in other non-cash items	50,249		7,496
Net exchange difference	(725)
Ending Balance	$ 67,120	$ 2,390	92,509	48,000
Financial lease liabilities | Previous standard
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance			48,000
Ending Balance				48,000
Financial lease liabilities | Effect on initial application of IFRS16
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance			73,021
Ending Balance				73,021
Financial lease liabilities | Adjusted
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning Balance			$ 121,021
Ending Balance				$ 121,021